Financial risk management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 43,064	$ 47,114
Derivative financial liabilities	2,488	1,107
Year 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	12,020	14,502
Derivative financial liabilities	271	166
Year 2 and 3 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,624	5,246
Derivative financial liabilities	677	85
Year 4 and 5 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,042	4,441
Derivative financial liabilities	203	369
Year 6 to 10 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,761	11,630
Derivative financial liabilities	611	283
After 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	9,617	11,294
Derivative financial liabilities	$ 725	$ 204